Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of significant transactions [abstract]
Schedule of Results of Discontinued Operations
Results of discontinued operations of the steelmaking coal business for 2024 are shown below.

(CAD$ in millions)	2024
Steelmaking Coal
Revenue	$4,640
Cost of sales	(2,718)
Gross profit	1,922
Other operating income (expenses)	(252)
Net finance expense	(63)
Non-operating income	24
Profit from discontinued operations before taxes	1,631
Provision for income taxes	(506)
Profit from discontinued operations after taxes	1,125
Gain on sale (net of tax expense of $897)	81
Profit from discontinued operations	$1,206

Profit from discontinued operations attributable to:
Shareholders of the company	$873
Non-controlling interests	333
Profit from discontinued operations	$1,206